                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                  -------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT MARCH 31,2004

[GRAPHIC IMAGE]

EATON VANCE NATIONAL MUNICIPALS FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE NATIONAL MUNICIPALS FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- Economic activity continued to gain strength in the six months ended March 31, 2004, although the pace of the recovery was a topic of debate. The nation's Gross Domestic Product grew by 4.2% in the first quarter of 2004, following a 4.1% rise in the fourth quarter of 2003. While the figures suggested a sound overall economy, the slow pace of job creation remained a concern.

- The investment climate, however, remained generally positive and the bond market generated solid returns. The Fund posted strong returns against this backdrop, outpacing its benchmark, the Lehman Brothers Municipal Bond Index, which had a total return of 3.12% for the six months ended March 31, 2004.*

- Escrowed bonds were the Portfolio's largest sector weighting at March 31, 2004. Pre-refunded and backed by Treasury bonds, escrowed issues provide above-average coupons and are deemed very high quality. The second largest weighting was industrial development revenue bonds (IDRs). IDRs, particularly in the airline sector, provided some compelling opportunities for the Portfolio, as the economy began to show signs of improvement and businesses increased capital spending, reinvesting in plants and equipment.

FUND PERFORMANCE

   THE PAST SIX MONTHS

- During the six months ended March 31, 2004, the Fund's Class A shares had a total return of 4.63%.(1) This return resulted from an increase in net asset value (NAV) per share to $11.01 on March 31, 2004, from $10.84 on September 30, 2003, and the reinvestment of $0.328 per share in tax-exempt dividend income.(2)

- The Fund's Class B shares had a total return of 4.35% during the period,(1) the result of an increase in NAV per share to $10.28 from $10.13, and the reinvestment of $0.287 per share in tax-exempt dividend income.(2)

- The Fund's Class C shares had a total return of 4.23% during the period,(1) the result of an increase in NAV per share to $9.79 from $9.64, and the reinvestment of $0.255 per share in tax-exempt dividend income.(2)

- The Fund's Class I shares had a total return of 4.68% during the period,(1) the result of an increase in NAV per share to $10.20 from $10.05, and the reinvestment of $0.316 per share in tax-exempt dividend income.(2)

- Based on the most recent distributions and NAVs per share on March 31, 2004, the distribution rates were 5.95% for Class A, 5.61% for Class B, 5.23% for Class C and 6.20% for Class I.(3) The distribution rates of Classes A, B, C and I are equivalent to taxable rates of 9.15%, 8.63%, 8.05% and 9.54%, respectively.(4)

-  The SEC 30-day yields at March 31, 2004, were 5.12%, 5.04%, 4.62% and 5.64%
   for Classes A, B, C and I, respectively. (5) These yields are equivalent to taxable rates of 7.88%, 7.75%, 7.11% and 8.68%, respectively.(4)

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

* It is not possible to invest directly in an Index.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)                                                                     CLASS A      CLASS B    CLASS C    CLASS I
-----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                             12.83%       12.42%     12.02%     13.07%
Five Years                                                                            5.54         5.05       4.71       N.A.
Ten Years                                                                             N.A.         6.36       6.10       N.A.
Life of Fund+                                                                         7.30         6.78       5.25       6.85

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                              7.44%        7.42%     11.02%     13.07%
Five Years                                                                            4.51         4.73       4.71       N.A.
Ten Years                                                                             N.A.         6.36       6.10       N.A.
Life of Fund+                                                                         6.77         6.78       5.25       6.85

+ Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares and Class C shares. If the sales charge was deducted, the performance would be reduced. Class I shares generally have no sales charge. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state and local tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 35.00% federal tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum sales charge of 4.75%. Class B returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, one year return reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE NATIONAL MUNICIPALS FUND as of March 31, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

ASSETS

Investment in National Municipals Portfolio, at value
   (identified cost, $1,934,917,233)                                          $      2,096,149,399
Receivable for Fund shares sold                                                          3,519,992
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      2,099,669,391
--------------------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                                                             $          4,939,027
Payable for Fund shares redeemed                                                         2,642,958
Payable to affiliate for distribution and service fees                                     930,122
Accrued expenses                                                                           182,628
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $          8,694,735
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      2,090,974,656
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $      1,982,887,860
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                       (55,874,128)
Accumulated undistributed net investment income                                          2,728,758
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                    161,232,166
--------------------------------------------------------------------------------------------------
TOTAL                                                                         $      2,090,974,656
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $        281,135,419
SHARES OUTSTANDING                                                                      25,537,750
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $              11.01
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 OF $11.01)                                           $              11.56
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $      1,578,829,545
SHARES OUTSTANDING                                                                     153,579,045
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $              10.28
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                    $        227,017,360
SHARES OUTSTANDING                                                                      23,191,264
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $               9.79
--------------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                                    $          3,992,332
SHARES OUTSTANDING                                                                         391,334
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $              10.20
--------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2004

INVESTMENT INCOME

Interest allocated from Portfolio                                             $         67,511,571
Expenses allocated from Portfolio                                                       (4,680,161)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                          $         62,831,410
--------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                   $              1,741
Distribution and service fees
   Class A                                                                                 321,984
   Class B                                                                               5,114,170
   Class C                                                                               1,057,316
Transfer and dividend disbursing agent fees                                                470,861
Registration fees                                                                           67,097
Printing and postage                                                                        46,361
Custodian fee                                                                               18,868
Legal and accounting services                                                                9,829
Miscellaneous                                                                               29,574
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $          7,137,801
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $         55,693,609
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)--
   Investment transactions (identified cost basis)                            $          3,907,238
   Financial futures contracts                                                         (27,675,695)
   Interest rate swap contracts                                                         (6,263,000)
--------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                             $        (30,031,457)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                        $         69,250,918
   Financial futures contracts                                                          (9,761,885)
   Interest rate swap contracts                                                          1,757,584
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $         61,246,617
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $         31,215,160
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $         86,908,769
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
INCREASE (DECREASE)                               ENDED MARCH 31, 2004   YEAR ENDED
IN NET ASSETS                                     (UNAUDITED)            SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------
From operations--
   Net investment income                              $     55,693,609     $    114,562,805
   Net realized loss                                       (30,031,457)          (2,503,870)
   Net change in unrealized
      appreciation (depreciation)                           61,246,617          (15,496,860)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     86,908,769     $     96,562,075
-------------------------------------------------------------------------------------------
Distributions to shareholders--
   From net investment income
      Class A                                         $     (7,659,397)    $    (13,242,734)
      Class B                                              (44,199,739)         (86,905,152)
      Class C                                               (5,533,941)         (10,165,790)
      Class I                                                 (100,879)            (136,792)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   $    (57,493,956)    $   (110,450,468)
-------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest--
   Proceeds from sale of shares
      Class A                                         $     66,012,580     $    120,363,859
      Class B                                               70,714,847          148,507,343
      Class C                                               40,573,607           64,710,751
      Class I                                                1,511,540              667,702
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                3,296,401            5,065,058
      Class B                                               20,268,646           31,249,498
      Class C                                                2,623,614            4,681,531
      Class I                                                   36,814               67,493
   Cost of shares redeemed
      Class A                                              (28,663,805)        (101,235,825)
      Class B                                              (88,650,653)        (198,072,994)
      Class C                                              (19,376,016)         (53,428,583)
      Class I                                                  (10,900)            (504,607)
   Contingent deferred sales charges
      Class B                                                  317,066              862,362
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                 $     68,653,741     $     22,933,588
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            $     98,068,554     $      9,045,195
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                $  1,992,906,102     $  1,983,860,907
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                      $  2,090,974,656     $  1,992,906,102
-------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF PERIOD                                      $      2,728,758     $      4,529,105
-------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004     ----------------------------------------------------------------
                                           (UNAUDITED)(1)       2003(1)     2002(1)(2)      2001       2000(1)        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   10.840     $   10.920    $   10.550   $   10.230   $   10.440    $   11.650
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                          $    0.319     $    0.666    $    0.656   $    0.618   $    0.629    $    0.636
Net realized and unrealized gain (loss)             0.179         (0.105)        0.334        0.312       (0.200)       (1.209)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS            $    0.498     $    0.561    $    0.990   $    0.930   $    0.429    $   (0.573)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                     $   (0.328)    $   (0.641)   $   (0.620)  $   (0.610)  $   (0.639)   $   (0.637)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            $   (0.328)    $   (0.641)   $   (0.620)  $   (0.610)  $   (0.639)   $   (0.637)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD               $   11.010     $   10.840    $   10.920   $   10.550   $   10.230    $   10.440
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.63%          5.46%         9.84%        9.33%        4.39%        (5.14)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)      $  281,135     $  236,885    $  213,456   $  181,600   $  174,024    $  211,206
Ratios (As a percentage of average daily net
  assets):
   Expenses(4)                                       0.77%(5)       0.78%         0.83%        0.83%        0.66%         0.71%
   Expenses after custodian fee reduction(4)         0.77%(5)       0.78%         0.82%        0.82%        0.65%         0.69%
   Net investment income                             5.80%(5)       6.29%         6.31%        5.92%        6.23%         5.67%
Portfolio Turnover of the Portfolio                    27%            35%           32%          20%          41%           60%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                  CLASS B
                                           ------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004   -------------------------------------------------------------------
                                           (UNAUDITED)(1)     2003(1)      2002(1)(2)      2001         2000(1)        1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $    10.130    $    10.190   $     9.850   $     9.550   $     9.740   $    10.870
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                        $     0.279    $     0.581   $     0.572   $     0.541   $     0.532   $     0.508
Net realized and unrealized gain (loss)            0.158         (0.086)        0.303         0.300        (0.188)       (1.126)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $     0.437    $     0.495   $     0.875   $     0.841   $     0.344   $    (0.618)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                   $    (0.289)   $    (0.561)  $    (0.540)  $    (0.545)  $    (0.534)  $    (0.512)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $    (0.289)   $    (0.561)  $    (0.540)  $    (0.545)  $    (0.534)  $    (0.512)
-------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES            $     0.002    $     0.006   $     0.005   $     0.004   $        --   $        --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $    10.280    $    10.130   $    10.190   $     9.850   $     9.550   $     9.740
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     4.35%          5.17%         9.30%         9.06%         3.72%        (5.90)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)    $ 1,578,830    $ 1,553,297   $ 1,582,772   $ 1,525,303   $ 1,483,566   $ 1,764,616

Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                      1.17%(5)       1.20%         1.25%         1.26%         1.25%         1.53%
   Expenses after custodian fee reduction(4)        1.17%(5)       1.20%         1.24%         1.25%         1.24%         1.51%
   Net investment income                            5.44%(5)       5.88%         5.89%         5.49%         5.63%         4.86%
Portfolio Turnover of the Portfolio                   27%            35%           32%           20%           41%           60%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                CLASS C
                                           --------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004     -------------------------------------------------------------
                                           (UNAUDITED)(1)      2003(1)    2002(1)(2)     2001         2000(1)      1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $    9.640    $   9.710   $    9.380   $    9.100   $    9.280   $   10.350
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                           $    0.248    $   0.522   $    0.515   $    0.478   $    0.477   $    0.482
Net realized and unrealized gain (loss)              0.158       (0.089)       0.297        0.274       (0.175)      (1.073)
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations             $    0.406    $   0.433   $    0.812   $    0.752   $    0.302   $   (0.591)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                      $   (0.256)   $  (0.503)  $   (0.482)  $   (0.472)  $   (0.482)  $   (0.479)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $   (0.256)   $  (0.503)  $   (0.482)  $   (0.472)  $   (0.482)  $   (0.479)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $    9.790    $   9.640   $    9.710   $    9.380   $    9.100   $    9.280
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       4.23%        4.71%        9.02%        8.47%        3.46%       (5.92)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)       $  227,017    $ 200,310   $  185,439   $  136,213   $  104,455   $  140,182
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                        1.52%(5)     1.53%        1.57%        1.59%        1.58%        1.54%
   Expenses after custodian fee reduction(4)          1.52%(5)     1.53%        1.56%        1.58%        1.57%        1.52%
   Net investment income                              5.07%(5)     5.54%        5.56%        5.16%        5.31%        4.84%
Portfolio Turnover of the Portfolio                     27%          35%          32%          20%          41%          60%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                CLASS I
                                           --------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004    --------------------------------------------------------------
                                           (UNAUDITED)(1)     2003(1)     2002(1)(2)     2001         2000(1)      1999(3)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $   10.050   $   10.110   $    9.770   $    9.460   $    9.610   $   10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                           $    0.307   $    0.642   $    0.637   $    0.604   $    0.557   $    0.149
Net realized and unrealized gain (loss)              0.159       (0.086)       0.298        0.291       (0.107)      (0.390)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $    0.466   $    0.556   $    0.935   $    0.895   $    0.450   $   (0.241)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                      $   (0.316)  $   (0.616)  $   (0.595)  $   (0.585)  $   (0.600)  $   (0.149)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $   (0.316)  $   (0.616)  $   (0.595)  $   (0.585)  $   (0.600)  $   (0.149)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $   10.200   $   10.050   $   10.110   $    9.770   $    9.460   $    9.610
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                       4.68%        5.84%       10.05%        9.71%        4.96%       (2.44)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)       $    3,992   $    2,414   $    2,193   $      389   $      598   $      468
Ratios (As a percentage of average daily
  net assets):
   Expenses(5)                                       0.52%(6)      0.53%        0.57%        0.58%        0.57%        0.55%(6)
   Expenses after custodian fee reduction(5)         0.52%(6)      0.53%        0.56%        0.57%        0.56%        0.53%(6)
   Net investment income                             6.02%(6)      6.54%        6.60%        6.22%        5.87%        6.12%(6)
Portfolio Turnover of the Portfolio                    27%           35%          32%          20%          41%          60%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

EATON VANCE NATIONAL MUNICIPALS FUND as of March 31, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. In addition, all Class B shares of the Fund purchased on or before March 16, 2004 converted to Class A shares of the same Fund on April 8, 2004. Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $23,042,053 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2009. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   Additionally, at September 30, 2003, the Fund had net capital losses of $8,653,345 attributable to security transactions incurred after October 31, 2002. These capital losses are treated as arising on the first day of the Fund's current taxable year.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                         SIX MONTHS ENDED
                                         MARCH 31, 2004    YEAR ENDED
   CLASS A                               (UNAUDITED)       SEPTEMBER 30, 2003
   ---------------------------------------------------------------------------
   Sales                                         6,001,816          11,382,208

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                299,187             478,814

   Redemptions                                  (2,607,688)         (9,568,928)
   ---------------------------------------------------------------------------
   NET INCREASE                                  3,693,315           2,292,094
   ---------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         MARCH 31, 2004    YEAR ENDED
   CLASS B                               (UNAUDITED)       SEPTEMBER 30, 2003
   ---------------------------------------------------------------------------
   Sales                                       6,860,852            15,025,003

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                            1,971,421             3,156,008

   Redemptions                                (8,639,953)          (20,070,031)
   ---------------------------------------------------------------------------
   NET INCREASE (DECREASE)                       192,320            (1,889,020)
   ---------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         MARCH 31, 2004    YEAR ENDED
   CLASS C                               (UNAUDITED)       SEPTEMBER 30, 2003
   ---------------------------------------------------------------------------
   Sales                                       4,137,806             6,864,196

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                              267,754               498,815

   Redemptions                                (1,985,279)           (5,685,675)
   ---------------------------------------------------------------------------
   NET INCREASE                                2,420,281             1,677,336
   ---------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         MARCH 31, 2004    YEAR ENDED
   CLASS I                               (UNAUDITED)       SEPTEMBER 30, 2003
   --------------------------------------------------------------------------
   Sales                                        148,618                66,928
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                               3,607                 6,889
   Redemptions                                   (1,055)              (50,462)
   --------------------------------------------------------------------------
   NET INCREASE                                 151,170                23,355
   --------------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2004, EVM earned $33,427 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $68,456 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $3,150,551 and $792,987 for Class B, and Class C shares, respectively, payable to EVD for the six months ended March 31, 2004, representing 0.40% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At March 31, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $70,000 and $27,595,000 for Class B and Class C shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 2004 amounted to $321,984, $1,963,619, and $264,329 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately

   $25,000 of CDSC paid by shareholders for Class C shares for the six months ended March 31, 2004. EVD also received approximately $406,000 of CDSC paid by Class B shareholders of which $317,066 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $178,159,269 and $174,898,282, respectively, for the six months ended March 31, 2004.

NATIONAL MUNICIPALS PORTFOLIO as of March 31, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
COGENERATION -- 3.0%

   $      22,150   Maryland Energy Cogeneration,
                   (AES Warrior Run), (AMT), 7.40%, 9/1/19                        $    22,635,085
           6,100   Pennsylvania EDA, (Northampton Generating),
                   (AMT), 6.50%, 1/1/13                                                 6,208,946
          21,950   Pennsylvania EDA, (Northampton Generating),
                   (AMT), 6.60%, 1/1/19                                                22,266,738
           5,900   Pennsylvania EDA, (Northampton Generating),
                   Junior Liens, (AMT), 6.875%, 1/1/11                                  5,912,803
           5,000   Pennsylvania EDA, (Northampton Generating),
                   Junior Liens, (AMT), 6.95%, 1/1/21                                   5,002,900
-------------------------------------------------------------------------------------------------
                                                                                  $    62,026,472
-------------------------------------------------------------------------------------------------

EDUCATION -- 0.2%

   $       4,130   California Educational Facilities Authority,
                   (Stanford University), Variable Rate, 6/1/21(1)                $     5,037,650
-------------------------------------------------------------------------------------------------
                                                                                  $     5,037,650
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.8%

   $      13,000   Brazos River Authority, TX, (Reliant Energy, Inc.),
                   5.20%, 12/1/18                                                 $    14,286,610
          14,300   Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                                                      13,073,060
          20,000   Colorado Springs, CO, Utilities,
                   5.00%, 11/15/29                                                     20,749,400
           9,000   Connecticut Development Authority,
                   (Connecticut Light and Power), 5.85%, 9/1/28                         9,629,730
          13,000   Connecticut Development Authority,
                   (Western Massachusetts Electric), 5.85%, 9/1/28                     13,909,610
           5,000   Matagorda County, TX, Navigation District No.1,
                   (Reliant Energy), 5.95%, 5/1/30                                      5,019,750
           2,000   Matagorda County, TX, Navigation District No.1,
                   (Reliant Energy), 8.00%, 5/1/29                                      2,194,100
          20,000   New York Energy Research and Development
                   Authority Facility, (AMT), 4.70%, 6/1/36                            20,384,400
           8,000   North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                                             8,926,320
          13,500   San Antonio, TX, Electric and Natural Gas,
                   4.50%, 2/1/21                                                       13,537,125
-------------------------------------------------------------------------------------------------
                                                                                  $   121,710,105
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 16.5%

   $       2,400   Bexar County, TX, Health Facilities, (St. Luke's Lutheran),
                   Escrowed to Maturity, 7.00%, 5/1/21                            $     3,128,424
          11,195   Colorado Health Facilities Authority, (Liberty Heights),
                   Escrowed to Maturity, 0.00%, 7/15/22                                 4,530,840
         184,070   Colorado Health Facilities Authority, (Liberty Heights),
                   Escrowed to Maturity, 0.00%, 7/15/24                                65,806,866
         215,825   Dawson Ridge, CO, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22                                86,444,387
          11,175   Dawson Ridge, CO, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22                                 4,475,923
         101,555   Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                                      38,546,216
          60,360   Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                                      20,219,393
           4,270   Illinois HEFA, (Chicago Osteopathic Health Systems),
                   Escrowed to Maturity, 7.125%, 5/15/11                                4,302,452
           4,500   Illinois HEFA, (Chicago Osteopathic Health Systems),
                   Prerefunded to 11/15/19, 7.25%, 5/15/22                              4,534,605
           6,175   Kimball, NE, EDA, (Clean Harbors), (AMT),
                   Prerefunded to 9/1/06, 10.75%, 9/1/26                                7,569,500
           8,990   Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.), Escrowed to
                   Maturity, 8.00%, 5/15/12                                            11,002,501
           5,675   Maricopa County, AZ, IDA,
                   (Place Five and The Greenery),
                   Escrowed to Maturity, 6.625%, 1/1/27                                 6,631,521
         100,000   Mississippi Housing Finance Corp., Single Family,
                   Escrowed to Maturity, (AMT), 0.00%, 6/1/15                          62,116,000
          46,210   San Joaquin Hills Transportation Corridor Agency,
                   CA, Toll Road Bonds, Escrowed to Maturity,
                   0.00%, 1/1/20                                                       22,010,285
          15,000   San Joaquin Hills Transportation Corridor Agency,
                   CA, Toll Road Bonds, Escrowed to Maturity,
                   0.00%, 1/1/25                                                        5,313,000
-------------------------------------------------------------------------------------------------
                                                                                  $   346,631,913
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.5%

   $       5,000   California, 2.00%, 6/16/04                                     $     5,002,008
           4,750   California, 5.10%, 2/1/34                                            4,760,735
          16,000   California, 5.25%, 11/1/29                                          16,417,280
          20,000   California, 5.25%, 2/1/30                                           20,429,800
          10,000   California, 5.25%, 4/1/32                                           10,209,400
           9,875   California, 5.50%, 11/1/33                                          10,350,284
           7,000   Georgia, Variable Rate, 12/1/19(2)(3)                                2,328,830
           4,735   New York, NY, Variable Rate, 6/1/28(1)(3)                            5,448,754
          16,175   Puerto Rico, Variable Rate, 7/1/29(2)(3)                            20,155,667
-------------------------------------------------------------------------------------------------
                                                                                  $    95,102,758
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
HEALTH CARE-MISCELLANEOUS -- 0.4%

   $       1,570   Pittsfield Township, MI, EDC, (Arbor Hospice),
                   7.875%, 8/15/27                                                $     1,525,773
           3,152   Tax Revenue Exempt Securities Trust, Community
                   Health Provider, (Pooled Loan Program Various
                   States Trust Certificates), 5.50%, 12/1/36                           3,097,423
           3,381   Tax Revenue Exempt Securities Trust, Community
                   Health Provider, (Pooled Loan Program Various
                   States Trust Certificates), 5.875%, 12/1/36                          3,405,742
-------------------------------------------------------------------------------------------------
                                                                                  $     8,028,938
-------------------------------------------------------------------------------------------------

HOSPITAL -- 3.1%

   $       6,091   Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital), 8.20%, 6/1/21(4)                  $       612,738
          12,600   California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable Rate,
                   12/1/34(2)(3)                                                       14,764,932
           8,860   Louisiana Public Facilities Authority,
                   (General Health Systems), 6.80%, 11/1/16                             9,051,022
           9,765   Massachusetts HEFA, (Partners Healthcare System),
                   5.25%, 7/1/29                                                       10,085,780
           3,500   New Jersey Health Care Facilities Financing Authority,
                   (Trinitas Hospital), 7.50%, 7/1/30                                   3,915,100
           4,000   Oneida County, NY, Industrial Development Agency,
                   (Elizabeth Medical Center), 6.00%, 12/1/29                           3,645,040
           3,075   Prince George's County, MD, (Greater Southeast
                   Healthcare System), 6.375%, 1/1/23(4)                                  741,382
           7,750   Rhode Island HEFA, (St. Joseph Health Services),
                   5.50%, 10/1/29                                                       7,035,527
          12,500   Rochester, MN, Health Care Facilities, (Mayo Clinic),
                   Variable Rate, 11/15/27(2)(3)                                       14,348,250
-------------------------------------------------------------------------------------------------
                                                                                  $    64,199,771
-------------------------------------------------------------------------------------------------

HOUSING -- 4.1%

   $       3,000   ABAG Finance Authority, CA, (Civic Center
                   Drive Apartments), (AMT), 6.375%, 9/1/32                       $     3,021,450
           7,480   Arkansas Development Finance Authority, MFMR,
                   (Park Apartments), (AMT), 5.95%, 12/1/28                             5,832,530
           6,360   California Statewide Communities Development
                   Authority, (Corporate Fund for Housing), (AMT),
                   Variable Rate, 6/1/09(2)(3)                                          5,254,250
             600   California Statewide Communities Development
                   Authority, (Corporate Fund for Housing), (AMT),
                   Variable Rate, 6/1/09(2)(3)                                            511,782
          16,000   Charter Mac Equity Trust, TN, (AMT),
                   6.625%, 6/30/09                                                     18,264,800
          10,770   Florida Capital Projects Financing Authority,
                   Student Housing Revenue, (Florida University),
                   7.85%, 8/15/31                                                      11,013,187
   $       9,865   Lake Creek, CO, (Affordable Housing Corp.),
                   6.25%, 12/1/23                                                 $     8,972,513
           1,255   Maricopa County, AZ, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                                       1,022,072
           7,225   Minneapolis, MN, Community Development,
                   (Lindsay Brothers), 6.60%, 12/1/18                                   7,170,596
          15,355   New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36                                  15,406,439
          10,590   Texas Student Housing Corp., (University of
                   Northern Texas), 6.85%, 7/1/31                                      10,314,766
-------------------------------------------------------------------------------------------------
                                                                                  $    86,784,385
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 11.9%

   $       7,220   Austin, TX, (Cargoport Development LLC), (AMT),
                   8.30%, 10/1/21                                                 $     7,672,405
          10,260   Bedford County, VA, IDA, (Nekoosa Packaging),
                   (AMT), 6.55%, 12/1/25                                               10,388,045
           2,250   Calhoun County, AR, Solid Waste Disposal,
                   (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26                      2,254,995
           2,000   Camden County, NJ, (Holt Hauling), (AMT),
                   9.875%, 1/1/21(4)                                                      300,000
           6,050   Carbon County, UT, (Laidlaw Environmental),
                   (AMT), 7.50%, 2/1/10                                                 6,234,646
           4,000   Courtland, AL, Solid Waste Disposal, (Champion
                   International Corp.), (AMT), 6.70%, 11/1/29                          4,331,480
          55,500   Denver, CO, City and County Special Facilities,
                   (United Airlines), (AMT), 6.875%, 10/1/32(4)                        45,510,000
           3,500   Effingham County, GA, IDA, PCR,
                   (Georgia Pacific Corp.), 6.50%, 6/1/31                               3,534,895
          24,940   Effingham County, GA, Solid Waste Disposal,
                   (Fort James), (AMT), 5.625%, 7/1/18                                 23,735,897
           6,645   Hardeman County, TN, (Correctional Facilities Corp.),
                   7.75%, 8/1/17                                                        6,986,619
          30,000   Houston, TX, Airport System, (Continental Airlines),
                   6.75%, 7/1/29                                                       25,331,700
           5,000   McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.),
                   (AMT), 7.40%, 12/1/22                                                5,046,450
          10,000   Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                                                      9,930,900
          15,000   Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                                              14,896,350
           3,500   Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                                               3,475,815
           5,025   New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                                                3,592,975
          18,820   New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                                               15,141,066
           4,950   New Jersey EDA, (Continental Airlines),
                   (AMT), 9.00%, 6/1/33                                                 5,082,116

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

   $      17,000   New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27(4)                                               $    16,660,000
           1,500   New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(4)                                                     1,470,000
          12,500   New York City, NY, Industrial Development Agency,
                   (American Airlines, Inc.), (AMT), 8.50%, 8/1/28                     10,000,000
          10,000   New York City, NY, Industrial Development Agency,
                   (American Airlines, Inc. - JFK International Airport),
                   (AMT), 8.00%, 8/1/12                                                 8,050,200
          12,330   Puerto Rico Port Authority, (American Airlines),
                   (AMT), 6.25%, 6/1/26                                                 8,785,495
           1,000   Puerto Rico Port Authority, (American Airlines),
                   (AMT), 6.30%, 6/1/23                                                   712,530
           1,779   Savannah, GA, (Intercat - Savannah), (AMT),
                   9.75%, 7/1/10                                                        1,722,438
           3,122   Savannah, GA, EDA, (Intercat - Savannah),
                   (AMT), 9.00%, 1/1/15                                                 2,932,292
           5,000   Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                                      4,829,150
-------------------------------------------------------------------------------------------------
                                                                                  $   248,608,459
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.0%

   $         165   Puerto Rico Industrial Tourist Educational Medical and
                   Environmental, DRIVERS, (MBIA),
                   Variable Rate, 7/1/33(2)(3)                                    $       797,541
-------------------------------------------------------------------------------------------------
                                                                                  $       797,541
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.4%

   $       9,320   Anaheim, CA, Public Financing Authority Electric
                   System Distribution Facilities, (FSA),
                   5.00%, 10/1/31                                                 $     9,656,172
           8,000   Brazos River Authority, TX, (Centerpoint Energy, Inc./
                   Houston Light & Power Co.), (MBIA),
                   4.00%, 8/1/15(5)                                                     8,138,800
           5,500   Intermountain Power Agency, UT, (MBIA),
                   Variable Rate, 7/1/19(2)(3)                                          8,163,980
           7,000   Matagorda County, TX, Navigation District No. 1,
                   (Centerpoint Energy, Inc./Houston Light & Power Co.),
                   (MBIA), 4.00%, 10/15/15                                              7,123,620
          11,000   Memphis, TN, Electric System, (MBIA),
                   Variable Rate, 12/1/11(1)(3)                                        14,920,180
           6,000   Sacramento, CA, Municipal Electric Utility District,
                   (FSA), Variable Rate, 8/15/28(1)(3)                                  6,640,260
           7,455   South Carolina Public Service Authority, DRIVERS,
                   (FGIC), Variable Rate, 1/1/25(1)(3)                                  7,719,131
          15,000   Southern, MN, Municipal Power Agency, Power
                   Supply System (AMBAC), 0.00%, 1/1/18                                 8,163,300
-------------------------------------------------------------------------------------------------
                                                                                  $    70,525,443
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.7%

   $      20,505   Massachusetts Turnpike Authority, (FGIC),
                   Escrowed to Maturity, Variable Rate, 7/1/17(2)(3)              $    24,172,524
           9,500   Massachusetts Turnpike Authority, (FGIC),
                   Escrowed to Maturity, Variable Rate, 1/1/20(2)(3)                   11,419,665
-------------------------------------------------------------------------------------------------
                                                                                  $    35,592,189
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.9%

   $       9,900   California, (AMBAC), Variable Rate, 11/1/19(2)(3)              $    12,648,636
          11,665   California, RITES, (AMBAC),
                   Variable Rate, 2/1/23(1)(3)                                         14,274,461
          12,500   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/23                                                       4,675,750
          16,980   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/25                                                       5,628,191
          14,000   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                                       3,725,400
           5,000   Umatilla County, OR, School District No. 008R,
                   (MBIA), Variable Rate, 6/15/19(2)(3)                                 5,831,400
          18,860   Washington , (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/20                                                8,575,453
          17,630   Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/18                                                9,059,881
          18,125   Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/19                                                8,761,263
          19,125   Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/21                                                8,189,708
-------------------------------------------------------------------------------------------------
                                                                                  $    81,370,143
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.0%

   $       5,070   Maryland HEFA, (Medlantic), (AMBAC),
                   Variable Rate, 8/15/38(1)(3)                                   $     6,641,497
           8,560   Tyler, TX, Health Facility Development Corp.,
                   (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                                               8,914,470
           5,000   Wisconsin HEFA, (Ministry Health Care),
                   (MBIA), 5.125%, 2/15/22                                              5,261,750
-------------------------------------------------------------------------------------------------
                                                                                  $    20,817,717
-------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.8%

   $      50,000   Pennsylvania Housing Finance Agency, (FSA),
                   (AMT), Variable Rate, 6/1/08                                   $    50,000,000
           7,450   SCA Multifamily Mortgage, Industrial Development
                   Board, Hamilton County, TN, (FSA),
                   (AMT), 7.35%, 1/1/30                                                 7,731,461
-------------------------------------------------------------------------------------------------
                                                                                  $    57,731,461
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE /
CERTIFICATES OF PARTICIPATION -- 0.9%

   $      34,180   Anaheim, CA, Public Financing Authority,
                   (Public Improvements) (FSA), 0.00%, 9/1/35                     $     6,457,627
          11,265   Union County, NJ, Improvement Authority,
                   (Lease-Madison Redevelopment),
                   (FSA), 5.00%, 3/1/34                                                11,786,570
-------------------------------------------------------------------------------------------------
                                                                                  $    18,244,197
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.0%

   $      25,000   Harris County-Houston, TX, Sports Authority,
                   (MBIA), 0.00%, 11/15/41                                        $     3,079,750
          11,000   Harris County-Houston, TX, Sports Authority,
                   (MBIA), 5.25%, 11/15/40                                             11,523,930
           7,895   New Jersey EDA School Facilities Construction,
                   (AMBAC), Variable Rate, 3/1/24(1)(3)                                 7,136,291
-------------------------------------------------------------------------------------------------
                                                                                  $    21,739,971
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.9%

   $      13,305   Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/23                                        $     5,135,198
          31,510   Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/24                                             11,394,646
          10,000   Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/25                                              3,417,400
          44,190   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL,
                   (MBIA), 0.00%, 6/15/35                                               8,796,903
          50,000   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL,
                   (MBIA), 0.00%, 12/15/39                                              7,699,500
          50,000   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL,
                   (MBIA), 0.00%, 6/15/40                                               7,497,500
          40,670   Metropolitan Pier and Exposition Authority, IL,
                   (MBIA), 0.00%, 12/15/37                                              7,000,527
           9,185   Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                                               5,423,100
           9,500   Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                                               3,870,965
             265   South Orange County, CA, Public Financing Authority,
                   (FGIC), DRIVERS, Variable Rate, 8/15/15(1)(3)                        1,138,573
-------------------------------------------------------------------------------------------------
                                                                                  $    61,374,312
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 7.3%

   $      18,220   Alameda, CA, Corridor Transportation Authority,
                   (MBIA), 0.00%, 10/1/35                                         $     3,437,750
          10,000   Chicago, IL, O'Hare International Airport, (AMBAC),
                   (AMT), 5.375%, 1/1/32                                               10,430,100
           5,000   Dallas Fort Worth, TX, International Airport, (FGIC),
                   (AMT), 5.625%, 11/1/21                                               5,387,450
           3,335   Dallas Fort Worth, TX, International Airport, (FSA),
                   (AMT), Variable Rate, 5/1/11(1)(3)                                   4,331,398
           4,000   Dallas Fort Worth, TX, International Airport, (MBIA),
                   (AMT), Variable Rate, 5/1/11(1)(3)                                   5,056,880
           2,500   Dallas-Fort Worth, TX, International Airport,
                   (FGIC), (AMT), 5.50%, 11/1/20                                        2,669,275
           3,305   Kansas Turnpike Authority, (AMBAC),
                   Variable Rate, 3/1/11(1)(3)                                          3,370,604
           3,330   Kansas Turnpike Authority, (AMBAC),
                   Variable Rate, 3/1/15(1)(3)                                          3,332,098
          12,000   Massachusetts Turnpike Authority,
                   (AMBAC), 5.00%, 1/1/39                                              12,272,760
          14,000   Metropolitan Transportation Authority, NY,
                   (FSA), 5.00%, 11/15/30                                              14,591,500
           7,000   Metropolitan Washington, DC, Airports Authority,
                   DRIVERS, (MBIA), (AMT), Variable Rate, 10/12/21(1)(3)                7,768,740
          12,330   Miami-Dade County, FL , Miami International Airport,
                   (FGIC), (AMT), 5.00%, 10/1/30                                       12,496,085
          18,190   Port Authority of New York and New Jersey,
                   (XLCA), 4.50%, 9/15/35                                              17,664,855
           9,000   Puerto Rico Highway and Transportation Authority,
                   (FSA), Variable Rate, 7/1/32(1)(3)                                  10,366,290
          50,000   San Joaquin Hills, CA, Transportation Corridor
                   Agency Toll, (MBIA), 0.00%, 1/15/35                                  9,855,000
          30,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/26                    9,613,500
          50,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22                   20,057,500
-------------------------------------------------------------------------------------------------
                                                                                  $   152,701,785
-------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 0.5%

   $      10,500   Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 7/1/28                                           $    10,734,990
-------------------------------------------------------------------------------------------------
                                                                                  $    10,734,990
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.3%

   $      11,915   Atlanta, GA, Water and Sewer,
                   (FGIC), 5.00%, 11/1/38                                         $    12,276,144
          10,135   California Water Resources, (Central Valley),
                   (FGIC), Variable Rate, 12/1/28(1)(3)                                11,727,209
          10,445   Castaic Lake, CA, Water Agency Certificates of
                   Participation, (Water System Improvements),
                   (AMBAC), 0.00%, 8/1/21                                               4,456,359

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-WATER AND SEWER (CONTINUED)

   $      20,980   Chicago, IL, Wastewater Transmission,
                   (MBIA), 0.00%, 1/1/26                                          $     6,898,224
          29,775   Houston, TX, Water and Sewer System,
                   (FSA), 0.00%, 12/1/28                                                8,312,585
           9,400   Houston, TX, Water and Sewer System,
                   (FSA), 4.75%, 12/1/24(5)                                             9,457,434
           7,500   Marco Island, FL, Utility System,
                   (MBIA), 5.00%, 10/1/27                                               7,851,075
           7,435   Palm Coast, FL, Utility System,
                   (MBIA), 5.00%, 10/1/27                                               7,783,032
-------------------------------------------------------------------------------------------------
                                                                                  $    68,762,062
-------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.4%

   $       8,000   New York Dormitory Authority, (Court Facilities),
                   5.50%, 5/15/19                                                 $     8,765,120
-------------------------------------------------------------------------------------------------
                                                                                  $     8,765,120
-------------------------------------------------------------------------------------------------

NURSING HOME -- 3.3%

   $      12,185   Bell County, TX,
                   (Riverside Healthcare, Inc. - Normandy Terrace),
                   9.00%, 4/1/23                                                  $     7,432,850
           4,665   Delaware County, PA, (Mainline - Haverford Nursing
                   and Rehabilitation Centers), 9.00%, 8/1/22(4)                        2,841,312
           9,880   Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25(6)                                 5,544,557
           2,925   Lackawanna County, PA, IDA,
                   (Edella Street Associates), 8.875%, 9/1/14                           2,926,784
          13,250   Massachusetts IFA, (Age Institute of Massachusetts),
                   8.05%, 11/1/25                                                      13,303,133
          11,645   Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25                                 9,335,797
          11,485   Montgomery, PA, IDA, (Advancement of Geriatric
                   Health Care Institute), 8.375%, 7/1/23                              10,791,536
           3,500   Orange County, FL, Health Facilities Authority,
                   (Westminster Community Care), 6.75%, 4/1/34                          2,741,445
           3,880   Sussex County, DE, (Delaware Health Corp.),
                   7.50%, 1/1/14                                                        3,912,708
           4,700   Sussex County, DE, (Delaware Health Corp.),
                   7.60%, 1/1/24                                                        4,712,831
           2,285   Westmoreland, PA, (Highland Health Systems, Inc.),
                   9.25%, 6/1/22                                                        2,319,526
           3,946   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                   7.00%, 8/1/29                                                        3,744,545
-------------------------------------------------------------------------------------------------
                                                                                  $    69,607,024
-------------------------------------------------------------------------------------------------

OTHER REVENUE -- 7.6%

   $      22,000   California Statewide Communities Development
                   Authority, (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                 $    22,558,360
          10,000   California Statewide Communities Development
                   Authority, (East Valley Tourist Development Authority),
                   9.25%, 10/1/20                                                      10,801,400
           1,500   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                       1,764,270
          26,500   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                     32,931,020
          10,235   Golden Tobacco Securitization Corp., CA,
                   6.75%, 6/1/39                                                       10,131,831
          10,950   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/43(2)(3)                                         11,267,769
          10,000   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/27(2)(3)                                         10,365,900
          11,300   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/31(2)(3)                                         11,883,871
           9,500   New Jersey EDA, School Facilities Construction,
                   Variable Rate, 6/15/28(2)(3)                                        10,304,365
          10,200   Orange County, NC, (Community Activity Corp.),
                   8.00%, 3/1/24(4)                                                     3,876,000
          20,700   Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(2)(3)                                         20,282,895
          13,000   Tobacco Settlement Management Authority, SC,
                   6.375%, 5/15/28                                                     12,474,280
-------------------------------------------------------------------------------------------------
                                                                                  $   158,641,961
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 5.5%

   $      13,225   Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                                                $    12,349,637
           9,700   Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                                      9,605,425
           6,035   Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(6)                     4,811,826
          16,715   Bell County, TX, Health Facilities Authority,
                   (Care Institute, Inc. - Texas), 9.00%, 11/1/24                      17,373,571
           3,060   Chester, PA, IDA, (Senior Life - Choice of Kimberton),
                   (AMT), 8.50%, 9/1/25                                                 3,189,928
           4,600   Chester, PA, IDA, (Senior Life - Choice of Paoli),
                   (AMT), 8.05%, 1/1/24                                                 4,844,444
          11,570   De Kalb County, GA, Private Hospital Authority,
                   (Atlanta, Inc.), 8.50%, 3/1/25(6)                                    4,701,354
           4,960   Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                                                5,191,781
           6,980   Glen Cove, NY, IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                                                        6,978,046

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE (CONTINUED)

   $      14,375   Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois), 7.80%, 6/1/25               $    14,864,325
           1,900   Kansas City, MO, IDA, (Kingswood United
                   Methodist Manor), 5.375%, 11/15/09                                   1,836,863
           9,345   New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25(6)                                                    5,693,909
          12,265   North Miami, FL, Health Facilities Authority,
                   (Imperial Club), 6.75%, 1/1/33                                      10,999,620
             800   North Miami, FL, Health Facilities Authority,
                   (Imperial Club), 9.00%, 1/1/12(4)                                        7,576
           7,915   Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(6)                5,989,755
          12,140   St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland), 8.75%, 11/1/24(6)                 7,645,772
-------------------------------------------------------------------------------------------------
                                                                                  $   116,083,832
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.4%

   $       3,000   Tri-County, OR, Metropolitan Transportation District,
                   Variable Rate, 8/1/19(2)(3)                                    $     3,369,600
           4,570   University Square, FL, Community Development
                   District, 6.75%, 5/1/20                                              4,842,052
-------------------------------------------------------------------------------------------------
                                                                                  $     8,211,652
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.4%

   $      38,000   Port Authority of New York and New Jersey,
                   5.00%, 9/1/33                                                  $    39,628,680
          10,065   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                       10,414,557
-------------------------------------------------------------------------------------------------
                                                                                  $    50,043,237
-------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.9%

   $       5,480   California Water Resources, (Central Valley),
                   Variable Rate, 6/1/18(2)(3)                                    $     6,683,298
          11,800   Metropolitan Water District of Southern California,
                   5.00%, 7/1/27                                                       12,869,906
-------------------------------------------------------------------------------------------------
                                                                                  $    19,553,204
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.7%
   (IDENTIFIED COST $1,893,516,102)                                               $ 2,069,428,292
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                            $    26,721,135
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $ 2,096,149,427
-------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At March 31, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

      California                                                          14.3%
      Colorado                                                            11.3%
      Texas                                                               10.0%
      Others, representing less than 10% individually                     63.1%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 28.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 8.7% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)  Non-income producing security.

(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

NATIONAL MUNICIPALS Portfolio as of March 31, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

ASSETS
Investments, at value (identified cost, $1,893,516,102)                  $ 2,069,428,292
Cash                                                                          23,778,353
Receivable for investments sold                                                  430,000
Interest receivable                                                           41,129,275
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $ 2,134,765,920
----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $    30,226,575
Payable for open swap contracts                                                4,719,149
Payable for daily variation margin on open financial futures contracts         3,656,250
Accrued expenses                                                                  14,519
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $    38,616,493
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $ 2,096,149,427
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $ 1,934,917,261
Net unrealized appreciation (computed on the basis of identified cost)       161,232,166
----------------------------------------------------------------------------------------
TOTAL                                                                    $ 2,096,149,427
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2004

INVESTMENT INCOME

Interest                                                                 $    67,511,572
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    67,511,572
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $     4,429,923
Trustees' fees and expenses                                                       14,145
Custodian fee                                                                    162,908
Legal and accounting services                                                     42,627
Miscellaneous                                                                     30,559
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     4,680,162
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    62,831,410
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     3,907,238
   Financial futures contracts                                               (27,675,695)
   Interest rate swap contracts                                               (6,263,000)
----------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $   (30,031,457)
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $    69,250,918
   Financial futures contracts                                                (9,761,885)
   Interest rate swap contracts                                                1,757,584
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    61,246,617
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    31,215,160
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    94,046,570
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
INCREASE (DECREASE)                               MARCH 31, 2004      YEAR ENDED
IN NET ASSETS                                     (UNAUDITED)         SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------
From operations --
   Net investment income                          $     62,831,410    $      128,366,781
   Net realized loss                                   (30,031,457)           (2,503,869)
   Net change in unrealized
      appreciation (depreciation)                       61,246,617           (15,496,861)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $     94,046,570    $      110,366,051
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                  $    178,159,269    $      336,856,366
   Withdrawals                                        (174,898,282)         (437,448,632)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                           $      3,260,987    $     (100,592,266)
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        $     97,307,557    $        9,773,785
----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                            $  1,998,841,870    $    1,989,068,085
----------------------------------------------------------------------------------------
AT END OF PERIOD                                  $  2,096,149,427    $    1,998,841,870
----------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2004        -------------------------------------------------------------------
                                          (UNAUDITED)               2003        2002(1)         2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
   Expenses                                           0.46%(3)         0.47%         0.49%         0.48%         0.48%         0.45%
   Expenses after custodian fee
     reduction                                        0.46%(3)         0.47%         0.48%         0.47%         0.47%         0.43%
   Net investment income                              6.13%(3)         6.59%         6.64%         6.25%         6.37%         5.92%
Portfolio Turnover                                      27%              35%           32%           20%           41%           60%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                       4.77%            5.81%        10.18%           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S OMITTED)                         $      2,096,149      $ 1,998,842   $ 1,989,068   $ 1,847,028   $ 1,769,985   $ 2,125,545
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 6.60% to 6.63%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(3)  Annualzied

                        See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of March 31, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2004, Eaton Vance National Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Interest rate swaps are normally valued on the basis of calculations furnished by a broker. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

   C FEDERAL TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E INTEREST RATE SWAPS -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

   F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   G LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   H WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   L EXPENSE REDUCTIONS -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2004, the fee was equivalent to 0.43% of the Portfolio's average daily net assets for such period and amounted to $4,429,923. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $541,977,545 and $535,837,491, respectively, for the six months ended March 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                   $  1,884,960,898
   -----------------------------------------------------------------
   Gross unrealized appreciation                    $    248,394,751
   Gross unrealized depreciation                         (63,927,357)
   -----------------------------------------------------------------
   NET UNREALIZED APPRECIATION                      $    184,467,394
   -----------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   FUTURES CONTRACTS

   EXPIRATION                                             NET UNREALIZED
   DATE(S)     CONTRACTS                     POSITION      DEPRECIATION
   --------------------------------------------------------------------
   6/04        4,500 U.S. Treasury Bond      Short        $  (8,245,687)

   6/04        1,000 U.S. Treasury Note      Short           (1,715,188)
   --------------------------------------------------------------------
                                                          $  (9,960,875)
   --------------------------------------------------------------------

   At March 31, 2004, the Portfolio had entered into an interest rate swap agreement with Morgan Stanley Capital Services and two interest rate swap agreements with Merrill Lynch Capital Services. The Portfolio makes payments at rates equal to 4.315%, 4.750% and 4.355% biannually on the notional amounts of $100,000,000, $125,000,000 and $170,000,000, respectively. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amounts. The value of the contracts, that terminate on June 9, 2024, August 11, 2014, and September 23, 2014 of ($3,037,952), ($3,405,685) and $1,724,488, respectively, are recorded as an aggregate payable for open swap contracts of $4,719,149 on March 31, 2004.

EATON VANCE NATIONAL MUNICIPALS FUND

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

                 OFFICERS

                 Thomas J. Fetter
                 President

                 James B. Hawkes
                 Vice President and Trustee

                 Robert B. MacIntosh
                 Vice President

                 James L. O'Connor
                 Treasurer

                 Alan R. Dynner
                 Secretary

                 TRUSTEES

                 Samuel L. Hayes, III

                 William H. Park

                 Ronald A. Pearlman

                 Norton H. Reamer

                 Lynn A. Stout

NATIONAL MUNICIPALS PORTFOLIO

                 OFFICERS

                 Thomas J. Fetter
                 President

                 James B. Hawkes
                 Vice President and Trustee

                 Robert B. MacIntosh
                 Vice President

                 Thomas M. Metzold
                 Vice President and Portfolio Manager

                 Barbara E. Campbell
                 Treasurer

                 Alan R. Dynner
                 Secretary

                 TRUSTEES

                 Samuel L. Hayes, III

                 William H. Park

                 Ronald A. Pearlman

                 Norton H. Reamer

                 Lynn A. Stout

               INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

              ADMINISTRATOR OF EATON VANCE NATIONAL MUNICIPALS FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

448-5/04                                                                HMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE NATIONAL MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
      --------------------------------
      Thomas J. Fetter
      President


Date: May 20, 2004
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
      --------------------------------
      James L. O'Connor
      Treasurer


Date: May 20, 2004
      ------------


By:     /s/ Thomas J. Fetter
      --------------------------------
      Thomas J. Fetter
      President


Date: May 20, 2004
      ------------